Operating Lease Liabilities (Details) - Schedule of Maturity Analysis of Operating Lease Liabilities - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Villas [Member]
Operating Lease Liabilities (Details) - Schedule of Maturity Analysis of Operating Lease Liabilities [Line Items]
Discount rate at commencement	4.12%	4.12%
One year
Two years
Three years
Four years	768,774
Five years		753,550
Beyond five years	845,652	828,905
Total undiscounted cash flows	1,614,426	1,582,455
Total operating lease liabilities	1,241,841	1,192,898
Difference between undiscounted cash flows and discounted cash flows	$ 372,585	$ 389,557
Base station tower [Member]
Operating Lease Liabilities (Details) - Schedule of Maturity Analysis of Operating Lease Liabilities [Line Items]
Discount rate at commencement	3.14%	3.14%
One year	$ 28,238	$ 27,679
Two years	28,238	27,679
Three years	28,238	27,679
Four years	28,238	27,679
Five years	28,238	27,679
Beyond five years	28,238	27,679
Total undiscounted cash flows	169,428	166,074
Total operating lease liabilities	157,388	151,978
Difference between undiscounted cash flows and discounted cash flows	$ 12,040	$ 14,096
Warehouse [Member]
Operating Lease Liabilities (Details) - Schedule of Maturity Analysis of Operating Lease Liabilities [Line Items]
Discount rate at commencement	4.45%	4.45%
One year	$ 271,135	$ 265,766
Two years	248,540	265,766
Three years		110,736
Four years
Five years
Beyond five years
Total undiscounted cash flows	519,675	642,268
Total operating lease liabilities	497,248	607,870
Difference between undiscounted cash flows and discounted cash flows	$ 22,427	34,398
Total undiscounted cash flows [Member]
Operating Lease Liabilities (Details) - Schedule of Maturity Analysis of Operating Lease Liabilities [Line Items]
Discount rate at commencement
One year	$ 299,373	293,445
Two years	276,778	293,445
Three years	28,238	138,415
Four years	797,012	27,679
Five years	28,238	781,229
Beyond five years	873,890	856,584
Total undiscounted cash flows	2,303,529	2,390,797
Total operating lease liabilities	1,896,477	1,952,746
Difference between undiscounted cash flows and discounted cash flows	$ 407,052	$ 438,051